Commitments and Contingencies - Other (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Standby letters of credit USD ($)	Dec. 31, 2013 Standby tetters of credit for port authorities USD ($)	Dec. 31, 2013 Standby tetters of credit for port authorities AED	Dec. 31, 2012 Standby tetters of credit for port authorities USD ($)	Dec. 31, 2013 Standby letters of credit for transporting cargo USD ($)	Dec. 31, 2013 Standby letters of credit for transporting cargo EUR (€)	Dec. 31, 2012 Standby letters of credit for transporting cargo USD ($)	Dec. 31, 2012 Standby letters of credit for transporting cargo EUR (€)	Dec. 31, 2013 Performance guarantee USD ($)	Dec. 31, 2013 Performance guarantee SGD	Dec. 31, 2012 Performance guarantee USD ($)	Dec. 31, 2012 Performance guarantee SGD
Rent expense under operating leases	$ 19,427	$ 7,375	$ 4,234
Total outstanding balance of standby letters of credit				144,646
Prepayments and other current assets	$ 38,707	$ 32,132			$ 158	580	$ 0	$ 742	€ 540	$ 1,191	€ 865	$ 463	365	$ 676	552